Income Taxes (Tables)	12 Months Ended
Sep. 30, 2014
Income Tax Disclosure [Abstract]
Deferred income tax assets (liabilities)
	Fiscal Years Ended
	September 30,
	2014	2013
Net loss carryforwards	$50,933,000	$72,208,000
Accruals and reserves	281,000	1,562,000
Contributions	8,000	8,000
Depreciation	79,000	42,000
Stock-based compensation	5,980,000	5,880,000
Valuation allowance	(57,282,000)	(79,700,000)
Customer advances	1,000	-
Total	$-	$-

Income tax benefit reconciliation
	Fiscal Years Ended
	September 30,
	2014	2013
Federal income tax benefit at statutory rate	$2,863,000	$6,091,000
State income tax benefit, net of federal income tax effect	278,000	591,000
Change in estimated tax rate and gain (loss) on non-deductible expenses	(5,000)	(5,556,000)
Loss of operating loss for IRC Sec 382 limitation	(24,738,000)	-
Loss of operating loss for entities sold	-	778,000
Change in valuation allowance	21,602,000	(348,000)
Benefit for income taxes	$-	$-